ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - item	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jan. 02, 2020
HWC | Minimum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Term of franchise and management agreement	8 years
HWC | Maximum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Term of franchise and management agreement	10 years
HWI | Minimum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Term of franchise and management agreement	10 years
HWI | Maximum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Term of franchise and management agreement	20 years
Leased and owned hotels
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of hotels	547	573
Manachised hotels
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of hotels	12,892	12,170
Franchised hotels
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of hotels	100	115
Deutsche Hospitality
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percent of ownership acquired (as percent)			100.00%